OPERATIONAL CONTEXT - New concession contracts - Amount related to the right to operate electricity generation plants, recorded in intangible assets (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	R$ 75,021,259
Xingo
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	11,267,333
Complexo Paulo Afonso
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	10,590,724
UHE Luiz Gonzaga (Itaparica)
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	4,693,535
Boa Esperana
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	876,032
Sobradinho
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	874,546
Funil - BA
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	28,489
Pedra
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	7,124
Tucuru
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	25,542,126
Coaracy Nunes
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	582,030
UHE Curu-Una
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	160,582
Marimbondo
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	4,416,843
Furnas
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	4,025,234
Estreito (Lus Carlos B. de Carvalho)
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	3,177,816
Itumbiara
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	2,958,106
Mascarenhas de Moraes (Peixoto)
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	2,476,008
Corumb I HPP
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	1,431,622
UHE Porto Colmbia
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	1,322,485
Funil - RJ
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	590,624
Chesf
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	28,337,783
Eletronorte
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	26,284,738
Furnas
INTANGIBLE ASSETS
Increase In Intangible Assets Other Than Goodwill, Through Execution Of New Concession Contracts	R$ 20,398,738